Stock Options (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Number of Options
Outstanding and exercisable beginning of period	23,690,000	14,130,000
Granted	1,695,000	15,845,000
Exercised	(700,000)	(510,000)
Expired	(1,695,000)	(2,475,000)
Cancelled		(3,300,000)
Outstanding and exercisable ending of period	22,990,000	23,690,000
Weighted Average Exercise Price
Outstanding and exercisable beginning of period	$ 0.29	$ 0.29
Granted	$ 0.29	$ 0.27
Exercised	$ 0.15	$ 0.16
Expired	$ 0.15	$ 0.15
Cancelled		$ 0.31
Outstanding and exercisable ending of period	$ 0.30	$ 0.29